GENERAL	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-      GENERAL

a.
RADA Electronic Industries Ltd. (the "Company") is an Israeli based defense electronics contractor that specializes in the design, development, production and sales of tactical land radars for ground forces and border protection and avionics systems (including inertial navigation systems) for fighter aircraft and UAVs.

In January 2018, the Company incorporated RADA Sensors Inc., a fully owned subsidiary of the Company. As of June 30, 2019, RADA Sensors Inc. is the holder of 75% of the interests in RADA Technologies LLC, also organized in January 2018, together with SAZE Technologies LLC. During July 2019, after balance sheet date, RADA Sensors Inc purchased the remaining 25% interest from SAZE Technologies LLC (see Note 14). The Company is organized and operates as one operating segment.

The Company operated a test and repair shop using its Automated Test Equipment ("ATE") products in Beijing, China, through its Chinese subsidiary, Beijing Huari Aircraft Components Maintenance and Services Co. Ltd. ("CACS"). During 2019, the Company  completed the sale of CACS, see Note 1b.

b.	Discontinued operations:

In December 2016, the Company committed to a plan to sell its test and repair services activity (provided through CACS, the Company's 80% owned subsidiary) in order to focus on its core business. In October 2018, the Company entered into a transaction with the holder of the non-controlling interest and as a result, as of December 31, 2018, the Company owned 100% of CACS, which resulted in a $254 decrease in additional paid in capital.

In December 2018, the Company signed an agreement to sell its ownership interest in CACS for approximately $1,500 and as of December 31, 2018 the Company recorded a provision of $159 for the expected loss resulted from the sale, which was included in accrued expenses in the consolidated balance sheets as of December 31, 2018 and in the net loss from discontinued operations in the consolidated statements of operations for the year ended December 31, 2018.

In March 2019, the ownership was transferred to the buyer. In the period between December 31, 2018 and March 31, 2019, there was no material activity in CACS that impacted the financial statements. The net consideration of $845, which is currently held in a trust account in China, was recorded in other accounts receivable in the consolidated balance sheets as of June 30, 2019.

c.	Liquidity and Capital Resources:

Since incorporation, the Company has incurred an accumulated deficit of $78,010. As of June 30, 2019, the Company's cash position (cash and cash equivalents) totaled $14,949. Management believes that its cash and cash equivalents are sufficient for the Company to meet its obligations as they come due at least for a period of twelve months from the date of the consolidated financial statements.